Goodwill and Specifically Identifiable Intangible Assets (Schedule Of Intangible Assets By Reportable Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite And Indefinife Lived Intangible Assets Net [Abstract]
Gross carrying amount	$ 712	$ 712
Accumulated amortization	192	155
Mutual Fund Contract Rights [Member]
Finite And Indefinife Lived Intangible Assets Net [Abstract]
Gross carrying amount	5	5
Sales Force [Member]
Finite And Indefinife Lived Intangible Assets Net [Abstract]
Gross carrying amount	100	100
Accumulated amortization	67	63
VOCRA [Member]
Finite And Indefinife Lived Intangible Assets Net [Abstract]
Gross carrying amount	576	576
Accumulated amortization	115	85
VODA [Member]
Finite And Indefinife Lived Intangible Assets Net [Abstract]
Gross carrying amount	31	31
Accumulated amortization	$ 10	$ 7